Debt (Details 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Principal Payments [Roll Forward]
2017	$ 13,883
2018	21,515
2019	95,727
2020	221,543
2021	206,952
Thereafter	36,450
Total Long-term Debt	596,070	$ 534,067
Estimated interest rollforward [Roll Forward]
2017	26,116
2018	25,280
2019	23,032
2020	17,880
2021	5,915
Thereafter	1,903
Total Estimated Interest Payable	100,126
Total Principal and Estimated Interest [Roll Forward]
2017	39,999
2018	46,795
2019	118,759
2020	239,423
Thereafter	38,353
2021	212,867
Total Principal and Estimated Interest Repayments	$ 696,196